Receivables - Accounts receivables-net (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Current trade receivables	€ 3,928	€ 4,280
Diagnosis & Treatment [Member]
Receivables [Line Items]
Current trade receivables	1,653	1,905
Connected Care [Member]
Receivables [Line Items]
Current trade receivables	1,124	1,089
Personal Health [Member]
Receivables [Line Items]
Current trade receivables	1,017	1,122
Other Segments [member]
Receivables [Line Items]
Current trade receivables	€ 133	€ 163